Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Material Change Date	Oct. 31, 2024
AAM Brentview Dividend Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Brentview Dividend Growth ETF
Class Name	AAM Brentview Dividend Growth ETF
Trading Symbol	BDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of July 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/BDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Brentview Dividend Growth ETF	$13	0.49%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. Gross Domestic Product (“GDP”) remained resilient paired with a normalizing labor market, thus driving positive sentiment towards U.S. equities, which the Fund is primarily invested in. The Fund’s tilt towards dividend growers with low betas and elevated dividend yields resulted in positive performance during the current fiscal period. Earnings for U.S. equity markets, measured by the S&P 500 Index, were primarily driven by mega cap technology equities and was a key reason for BDIV’s relative underperformance to this benchmark index during the same current fiscal period.

Assessing attribution on a sector basis, the largest contributors to relative performance were Utilities, Financials, and Consumer Staples. In the Consumer Staples sector, stock selection within Tobacco and our relative overweight contributed to sector outperformance. The largest detractors to relative performance included Information Technology, Industrials, and Real Estate. In the Information Technology sector, an underweight position within Semiconductors & Semiconductor Equipment contributed to relative underperformance. Within Industrials, stock selection in the ground transportation industry was a headwind to performance. Lastly, within Real Estate, stock selection within Specialized REITs contributed to relative underperformance for the period.

Assessing attribution on a security basis, the largest contributors to performance include Constellation Energy Corporation, T-Mobile US, Inc. and Oracle Corporation. Meanwhile, the largest detractors to performance include McKesson Corporation, CDW Corporation and Ferguson Enterprises, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2024)
AAM Brentview Dividend Growth ETF NAV	4.32
S&P 500 TR	5.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/BDIV for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/BDIV for more recent performance information.
Net Assets	$ 976,030
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 977
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$976,030
Number of Holdings	38
Net Advisory Fee	$977
Portfolio Turnover	2%
30-Day SEC Yield	1.28%
30-Day SEC Yield Unsubsidized	1.28%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	7.5%
Apple, Inc.	5.9%
Trane Technologies plc	4.2%
UnitedHealth Group, Inc.	4.1%
Oracle Corporation	3.4%
Chevron Corporation	3.4%
JPMorgan Chase & Company	3.2%
Costco Wholesale Corporation	3.1%
T-Mobile US, Inc.	3.1%
Lowe’s Companies, Inc.	3.1%

Top Sectors	(% of Net Assets)
Information Technology	24.7%
Financials	14.5%
Health Care	12.1%
Industrials	10.5%
Consumer Staples	10.4%
Utilities	6.3%
Materials	5.4%
Consumer Discretionary	5.3%
Real Estate	3.5%
Cash & Other	7.3%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/BDIV
AAM Low Duration Preferred and Income Securities ETF
Shareholder Report [Line Items]
Fund Name	AAM Low Duration Preferred and Income Securities ETF
Class Name	AAM Low Duration Preferred and Income Securities ETF
Trading Symbol	PFLD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/PFLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Low Duration Preferred and Income Securities ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Above trend growth in the U.S. economy resulted in a shift towards risk-on, credit assets and preferred stocks throughout the current fiscal period. This was personified in tightening credit spreads of low duration preferreds and increased investor sentiment towards holdings within PFLD. By focusing on low duration preferred securities, PFLD did not capture as much of the upside potential the broad preferred space realized, as the market priced in the likelihood of future rate cuts. Therefore, PFLD underperformed the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index throughout the current fiscal period.

Top performing industries attributable to PFLD’s return during the current fiscal period were Banking, Energy, and Financial Services. The worst performing industries included Utility, Transportation, and Telecommunications.

Individual securities attributable to PFLD’s return over the same fiscal period were Qurate Retail, Inc. 8.00%, 03/15/2031, KeyCorp 6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual, and Athene Holding, Ltd. Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual. Securities dragging down PFLD’s return were B Riley Financial, Inc. 5.25%, 08/31/2028, B Riley Financial, Inc. 5.00%, 12/31/2026, and B Riley Financial, Inc. 6.00%, 01/31/2028.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	13.07	2.32
Bloomberg U.S. Aggregate Bond Index	10.55	-0.18
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities	13.53	2.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/PFLD for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/PFLD for more recent performance information.
Net Assets	$ 448,852,149
Holdings Count | $ / shares	207
Advisory Fees Paid, Amount	$ 1,335,233
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$448,852,149
Number of Holdings	207
Net Advisory Fee	$1,335,233
Portfolio Turnover	103%
30-Day SEC Yield	6.49%
30-Day SEC Yield Unsubsidized	6.49%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
JPMorgan Chase & Company	4.8%
Bank of America Corporation	4.7%
Morgan Stanley	4.7%
Goldman Sachs Group, Inc.	3.4%
AT&T, Inc.	3.2%
Athene Holding, Ltd.	3.2%
US Bancorp	3.0%
AGNC Investment Corporation	2.6%
Annaly Capital Management, Inc.	2.5%
Ford Motor Company	2.4%

Top Sectors	(% of Net Assets)
Financials	72.2%
Utilities	10.1%
Consumer Discretionary	4.5%
Communication Services	3.2%
Industrials	3.2%
Real Estate	3.1%
Consumer Staples	2.3%
Energy	0.9%
Information Technology	0.2%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/PFLD
AAM S&P 500 High Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	AAM S&P 500 High Dividend Value ETF
Class Name	AAM S&P 500 High Dividend Value ETF
Trading Symbol	SPDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SPDV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM S&P 500 High Dividend Value ETF	$34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
SPDV demonstrated positive performance throughout the current fiscal period as U.S. equity investors priced in a dovish shift in Federal Reserve monetary policy. Investors concerned about stretched valuations in U.S. equities pivoted towards value factors which drove positive sentiment towards holdings within the Fund. However, mega-cap companies thrived throughout the current fiscal period. Due to the Fund’s added focus on free cash flows and sector diversification, SPDV’s portfolio was underweight mega-cap, technology sector equities, resulting in modest underperformance relative to its benchmark index, the S&P 500®.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Communication Services, Consumer Discretionary, and Consumer Staples. The worst performing sectors were Materials, Real Estate, and Utilities.

Individual stocks attributable to SPDV’s return over the same fiscal period were 3M Company, KeyCorp, and Citizens Financial Group. Stocks dragging down SPDV’s return were APA Corporation, CVS Health Corporation, and the Kraft Heinz Company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	32.92	8.69	8.06
S&P 500 TR	38.02	15.27	13.77
S&P 500 Dividend and Free Cash Flow Yield Index TR	33.53	9.06	8.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SPDV for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/SPDV for more recent performance information.
Net Assets	$ 62,116,164
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 176,419
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$62,116,164
Number of Holdings	55
Net Advisory Fee	$176,419
Portfolio Turnover	57%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.61%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Vistra Corporation	3.0%
Bristol-Myers Squibb Company	2.2%
3M Company	2.2%
Williams Companies., Inc.	2.1%
Snap-on, Inc.	2.1%
NRG Energy, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
BXP, Inc.	2.1%
International Paper Company	2.1%
Tapestry, Inc.	2.1%

Top Sectors	(% of Net Assets)
Industrials	9.9%
Health Care	9.6%
Communication Services	9.5%
Real Estate	9.3%
Materials	9.1%
Financials	9.1%
Utilities	8.9%
Energy	8.7%
Consumer Staples	8.6%
Cash & Other	17.3%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SPDV
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Trading Symbol	SAWG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of July 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$13	0.49%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The period was marked by a 50-basis point cut in the Fed Funds Rate by the Federal Reserve in mid-September in response to moderating inflation, weaker than anticipated employment and slowing wage growth. The reduction was the first cut since the tightening regime began in early 2022 and was a primary catalyst in the strong rally for large cap stocks and holdings within the Fund during the period. Overall large cap market returns have been concentrated in a few mega stocks and investors were inclined to a riskier profile as momentum and more richly valued companies drove the market higher. Relative performance difference to the Fund’s benchmark index, the Russell 1000 Growth Index, was driven primarily by what was not in the portfolio. Our underweight in NVDIA and Meta combined with not owning TSLA accounted for most of the difference as these mega companies significantly outperformed the index.
From a sector perspective the largest contribution came from Technology and Consumer Discretionary while Health Care and Consumer Staples were detractors. Looking at individual stocks NVDIA Corporation, Broadcom, Inc., Oracle Corporation, and ServiceNow, Inc. were the largest contributors while IQVIA Holdings, Inc., Microsoft Corporation, Neurocrine Biosciences Inc., and Adobe, Inc. were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2024)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	3.79
S&P 500 TR	5.31
Russell 1000 Growth Total Return	7.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SAWG for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/SAWG for more recent performance information.
Net Assets	$ 1,556,902
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 1,303
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,556,902
Number of Holdings	44
Net Advisory Fee	$1,303
Portfolio Turnover	8%
30-Day SEC Yield	0.49%
30-Day SEC Yield Unsubsidized	0.49%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	8.4%
Apple, Inc.	7.0%
Alphabet, Inc.	6.3%
Amazon.com, Inc.	6.1%
NVIDIA Corporation	4.8%
Broadcom, Inc.	4.1%
Applied Materials, Inc.	2.5%
McDonald’s Corporation	2.4%
UnitedHealth Group, Inc.	2.4%
Mastercard, Inc.	2.3%

Top Sectors	(% of Net Assets)
Information Technology	39.1%
Consumer Discretionary	14.6%
Health Care	14.1%
Communication Services	10.0%
Industrials	9.8%
Financials	8.2%
Consumer Staples	3.6%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWG
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Trading Symbol	SAWS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of July 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$14	0.55%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The current fiscal period was marked by a 50-basis point cut in the Fed Funds Rate by the Federal Reserve in mid-September in response to moderating inflation, weaker than anticipated employment and slowing wage growth. The reduction was the first cut since the tightening regime began in early 2022 and was a primary catalyst for a stronger rally for large cap stocks relative to small cap growth stocks during the current fiscal period. However, our focus on companies that exhibited consistent/stable earnings growth, low price volatility, and attractive valuations resulted in positive performance and level of outperformance relative to the Fund’s benchmark index, the Russell 2000 Growth, throughout the current fiscal period.

Top performing sectors attributable to SAWS’ return over the current fiscal period were Health Care and Industrials while Financials and Communication Services performance was weak. Security selection was positive for the period. Looking at individual stocks ADMA Biologics, Inc., Sterling Infrastructure, Inc., and Comfort Systems USA, Inc. were the largest contributors while Verra Mobility Corporation, UFP Technologies, Inc. and SPS Commerce, Inc. were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2024)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	0.88
S&P 500 TR	5.31
Russell 2000 Growth Total Return	-0.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SAWS for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/SAWS for more recent performance information.
Net Assets	$ 764,700
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 1,055
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$764,700
Number of Holdings	71
Net Advisory Fee	$1,055
Portfolio Turnover	12%
30-Day SEC Yield	-0.09%
30-Day SEC Yield Unsubsidized	-0.09%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
ADMA Biologics, Inc.	3.5%
Sterling Infrastructure, Inc.	3.4%
Mueller Industries, Inc.	3.1%
Ensign Group, Inc.	2.9%
Comfort Systems USA, Inc.	2.8%
Varonis Systems, Inc.	2.7%
CommVault Systems, Inc.	2.7%
Archrock, Inc.	2.6%
CBIZ, Inc.	2.6%
RadNet, Inc.	2.5%

Top Sectors	(% of Net Assets)
Industrials	31.3%
Health Care	30.2%
Information Technology	16.9%
Financials	9.9%
Consumer Discretionary	6.9%
Energy	3.8%
Materials	0.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWS
AAM Transformers ETF
Shareholder Report [Line Items]
Fund Name	AAM Transformers ETF
Class Name	AAM Transformers ETF
Trading Symbol	TRFM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/TRFM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Transformers ETF	$59	0.49%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TRFM demonstrated strong performance throughout the current fiscal period as the Federal Reserve pivoted to a more dovish stance on monetary policy. This resulted in a positive shift towards U.S. equities throughout the current fiscal period. The Fund’s international holdings were positively impacted as well given the potential for a weaker U.S.-dollar as the Fed began cutting interest rates towards the end of the current fiscal period. Furthermore, global central bank loosening of monetary policy followed by fiscal stimulus in China, resulted in positive sentiment towards those segments of TRFM’s holdings. By isolating disruptive, evolving & growing companies, TRFM was able to capitalize on a rally in the Information Technology sector, thus resulting in a modest level of outperformance relative to its benchmark index, the S&P 500® Index, for the same current fiscal period.

Top performing sectors attributable to TRFM’s return over the current fiscal period were Information Technology, Industrials, and Consumer Discretionary. The worst performing sectors were Materials, Utilities and Financials.

Individual securities attributable to TRFM’s return over the current fiscal period were NVIDIA Corporation, Applovin Corporation – Class A, and Broadcom, Inc. The largest detractors to TRFM’s performance were Intel Corporation, Snap, Inc. – Class A, and Wolfspeed, Inc..

The top countries by contribution were the United States, followed by China and Britain. The country with the lowest contribution was Puerto Rico.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	38.80	17.92
S&P 500 TR	38.02	20.39
Pence Transformers Index Total Return	39.68	18.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/TRFM for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/TRFM for more recent performance information.
Net Assets	$ 45,631,826
Holdings Count | $ / shares	204
Advisory Fees Paid, Amount	$ 177,254
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$45,631,826
Number of Holdings	204
Net Advisory Fee	$177,254
Portfolio Turnover	84%
30-Day SEC Yield	-0.07%
30-Day SEC Yield Unsubsidized	-0.07%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
AppLovin Corpoation	1.2%
NVIDIA Corporation	1.1%
Broadcom, Inc.	1.1%
Salesforce, Inc.	1.0%
Vistra Corporation	1.0%
Oracle Corporation	1.0%
Tesla, Inc.	1.0%
Eaton Corporation plc	1.0%
Meta Platforms, Inc.	1.0%
Alphabet, Inc.	1.0%

Top Sectors	(% of Net Assets)
Information Technology	54.2%
Industrials	19.7%
Consumer Discretionary	9.9%
Financials	7.1%
Communication Services	6.8%
Utilities	2.2%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/TRFM